July 13, 2010

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Direxion Shares ETF Trust – Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File Nos. 333-150525 and 811-22201)

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Direxion Shares ETF Trust (“Trust”) is Post-Effective Amendment (“PEA”) Number 14 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to:

(1) change the investment objective of the Direxion Daily Agribusiness Bull 2X Shares, Direxion Daily Agribusiness Bear 2X Shares, Direxion Daily Canada Bull 2X Shares, Direxion Daily Canada Bear 2X Shares, Direxion Daily Gold Miners Bull 2X Shares, Direxion Daily Gold Miners Bear 2X Shares, Direxion Daily Home Construction Bull 2X Shares, Direxion Daily Home Construction Bear 2X Shares, Direxion Daily Natural Gas Related Bull 2X Shares and Direxion Daily Natural Gas Related Bear 2X Shares to seek daily investment results of 200%, instead of 300%, of the price performance (or inverse performance, in the case of the Bear Funds) of a Fund’s underlying index and change the name of each such Fund to correspond to its modified investment objective;

(2) include disclosure related to the operation and risks related to Funds that seek 200% of the price performance of their indices;

(3) list Paul Brigandi as solely and primarily responsible for the Funds' portfolio management;

(4) change the underlying index for each of the following Funds: the Direxion Airline Shares, Direxion Auto Shares, Direxion Daily Global Infrastructure Bull 3X Shares, Direxion Daily Global Infrastructure Bear 3X Shares, Direxion Daily Natural Gas Related Bull 2X Shares, Direxion Daily Natural Gas Related Bear 2X Shares, Direxion Daily Regional Banks Bull 3X Shares and Direxion Daily Regional Banks Bear 3X Shares;

(5) respond to comments provided by the Staff of the Securities and Exchange Commission on PEA Number 11; and

U.S. Securities and Exchange Commission
July 13, 2010

(6) update other information and make other non-material changes to the prospectus and statement of additional information.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc:	Daniel D. O’Neill
Rafferty Asset Management, LLC